Document And Entity Information	Oct. 13, 2026
Document Information [Line Items]
Entity, Registrant Name	STANDEX INTERNATIONAL CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 13, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-7233
Entity, Tax Identification Number	31-0596149
Entity, Address, Address Line One	23 Keewaydin Drive
Entity, Address, City or Town	Salem
Entity, Address, State or Province	NH
Entity, Address, Postal Zip Code	03079
City Area Code	603
Local Phone Number	893-9701
Title of 12(b) Security	Common Stock
Trading Symbol	SXI
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000310354